Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Non controlling interest, percentage	51.05%
Restricted cash	$ 827,941	$ 1,182,197
Credit losses on other receivable	35,465	(1,129,096)	$ 1,279,226
Credit losses (reversal of credit losses) on accounts receivable	261,522	76,953	(304,112)
Impairment of goodwill	1,327,457		2,299,628
Advances from customers	14,812	55,403	69,361
Revenue recognized	$ 56,257	68,237	1,209
Number of operating segments	1
Selling and Marketing Expense	$ 483	2,195	6,630
Research and development expenses	4,092,060	5,425,946	7,401,430
Government grants received	$ 39,121	52,191	62,600
VAT, description	Revenue is recognized net of value-added taxes (“VAT”). VAT is based on gross sales price and the VAT rate applicable to the Company is 17% for the period from the beginning of 2018 until the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% since April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities. Furthermore, the Company’s subsidiaries in China may be qualified to receive a refund on VAT for the excess input VAT after meeting certain prerequisites specified in relevant regulations prescribed by the State Tax Bureau of the PRC.
Impairment on VAT recoverable, current	$ 2,400,000		$ 16,700,000
Tax benefit, percentage	50.00%
Statutory reserve, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Hangzhou Dewang [Member]
Summary of Significant Accounting Policies [Line Items]
Non controlling interest, percentage	51.05%